Risk Management - Movement in allowance on doubtful trade receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement in allowance on doubtful trade receivables
Balance at beginning of the year	$ 1,335	$ 1,491	$ 41,976
Addition in allowance on doubtful trade receivables	964	301	201
Amounts written off during the year as uncollectible		(19)	(39,083)
Reversal of allowance on doubtful trade receivables	(27)	(438)	(1,603)
Reclassified as held-for-sale	(117)
Balance at end of the year	$ 2,155	$ 1,335	$ 1,491